Equity - contributed equity - Summary of equity - contributed equity (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Sep. 10, 2016
Disclosure of classes of share capital [abstract]
Ordinary shares - fully paid, shares	138,755,376	132,012,209	20,000,000
Ordinary shares - fully paid	$ 84,480,249	$ 80,290,062